Trade Accounts Payable and Others	12 Months Ended
Jun. 30, 2025
Trade Accounts Payable and Others [Abstract]
Trade accounts payable and others
16.	Trade accounts payable and others

	Note	2025	2024
Trade accounts payable		103,659	67,192
Taxes payable	16.1	16,659	15,437
Dividends payable		32,785	54,869
Advances to customers		16,767	34,291
Other liabilities		6,160	2,513
Total current		176,029	174,302
Taxes payable	16.1	38,120	30,822
Other liabilities		8,699	5,904
Total noncurrent		46,819	36,726

16.1 Taxes Payable

	2025	2024
ISS payable	722	948
Withholding taxes	500	1,086
PIS and COFINS payable	4,754	4,799
IRPJ and CSLL payable	7,866	6,503
Tax on value added - IVA (Paraguay/Bolivia)	1,030	649
Other taxes payable	1,787	1,452
Current	16,659	15,437

PIS and COFINS payable	15,175	11,114
IRPJ and CSLL payable	12,805	9,379
Tax on value added - IVA (Paraguay/Bolivia)	10,140	10,329
Non-current	38,120	30,822